Stock-Based Compensation Expense	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation Expense
10. STOCK BASED COMPENSATION EXPENSE
2017 and 2020 Stock Plans
Legacy Nikola’s 2017 Stock Option Plan (the “2017 Plan”) provides for the grant of incentive and nonqualified options to purchase Legacy Nikola common stock to officers, employees, directors, and consultants of Legacy Nikola. Options are granted at a price not less than the fair market value on the date of grant and generally become exercisable between one and four years
 after the date of grant. Options generally expire ten years from the date of grant. Outstanding awards under the 2017 Plan continue to be subject to the terms and conditions of the 2017 Plan.
Each Legacy Nikola option from the 2017 Plan that was outstanding immediately prior to the Business Combination, whether vested or unvested, was converted into an option to purchase a number of shares of common stock (each such option, an “Exchanged Option”) equal to the product (rounded down to the nearest whole number) of (i) the number of shares of Legacy Nikola common stock subject to such Legacy Nikola option immediately prior to the Business Combination and (ii) the Exchange Ratio, at an exercise price per share (rounded up to the nearest whole
cent) equal to (A) the exercise price per share of such Legacy Nikola option immediately prior to the consummation of the Business Combination, divided by (B) the Exchange Ratio. Except as specifically provided in the Business Combination Agreement, following the Business Combination, each Exchanged Option will continue to be governed by the same terms and conditions (including vesting and exercisability terms) as were applicable to the corresponding former Legacy Nikola option immediately prior to the consummation of the Business Combination. All stock option activity was retroactively restated to reflect the Exchanged Options.
At the Company’s special meeting of stockholders held on June 2, 2020, the stockholders approved the Nikola Corporation 2020 Stock Incentive Plan (the “2020 Plan”) and the Nikola Corporation 2020 Employee Stock Purchase Plan (the “2020 ESPP”). The 2020 Plan and the 2020 ESPP were previously approved, subject to stockholder approval, by the Company’s board of directors on May 6, 2020. The aggregate number of shares authorized for issuance under the 2020 Plan will not exceed 42,802,865, plus the number of shares subject to outstanding awards as of the closing of the Business Combination under the 2017 Plan that are subsequently forfeited or terminated. The aggregate number of shares available for issuance under the 2020 ESPP is 4,000,000, which may be increased on an annual basis of up to
1.0
% of the outstanding shares of common stock as of the first day of each such fiscal year.

The 2020 Plan provides for the grant of incentive and nonqualified stock option, restricted stock units (“RSUs”), restricted share awards, stock appreciation awards, and cash-based awards to employees, outside directors, and consultants of the Company. The 2020 Plan and the 2020 ESPP became effective immediately upon the closing of the Business Combination. No offerings have been authorized to date by the Company’s board of directors under the ESPP.
Stock Options
The Company utilizes the Black-Scholes option pricing model for estimating the fair value of options granted. Options vest in accordance with the terms set forth in the grant letter. Time-based options generally vest ratably over a period of approximately 36 months. Changes in stock options are as follows:

	Options	Weighted Average Exercise Price Per share	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 31, 2020	32,529,224	$1.28	7.82
Granted	—	$—
Exercised	1,896,667	$1.27
Cancelled	32,599	$3.18

Outstanding at March 31, 2021	30,599,958	$1.28	7.52

Vested and exercisable as of March 31, 2021	29,622,290	$1.23	7.49

The table above includes 5,090,182 outstanding performance based options as of March 31, 2021. The performance-based provision, related to specified amount of equity capital raised, was achieved for all of the outstanding performance-based awards in 2018 and the Company began recognizing expense related to these awards in 2018.
Restricted Stock Units
The fair value of RSUs is based on the closing price of the Company’s common stock on the grant date. The time-based RSUs generally vest semi-annually over a three year period or, in the case of executive officers, cliff-vest following the third anniversary from the date of grant. Certain RSUs awarded to key employees contain performance conditions related to achievement of strategic and operational milestones (“Performance RSUs”). As of March 31, 2021, not all of the performance conditions are probable to be achieved. Compensation expense has only been recognized for those conditions that are assumed to be probable. The Company updates its estimates related to the probability and timing of achievement of the operational milestones each period until the award either vests or is forfeited. In addition, for certain technical engineering employees the awards cliff vest after a three year
period or vest on the achievement of certain operational milestones.

The RSUs to directors have a vesting cliff of one year after the grant date. Changes in RSUs are as follows:

Number of RSUs
Balance at December 31, 2020	5,026,531
Granted	3,201,080
Released	807,143
Cancelled	379,168

Balance at March 31, 2021	7,041,300

Market Based RSUs
The fair value of Market Based RSUs was determined using a Monte Carlo simulation model that utilizes significant assumptions, including volatility, that determine the probability of satisfying the market condition stipulated in the award to calculate the fair value of the award. The Market Based RSUs contain a stock price index as a benchmark for vesting. These awards have three milestones that each vest depending upon a consecutive
20-trading
day stock price target of the Company’s common stock. The shares vested are transferred to the award holders upon the completion of the requisite service period ending June 3, 2023, and upon achievement certification by the Company’s board of directors. If the target price for the tranche is not achieved by the end of requisite service period, the Market Based RSUs are forfeited. Changes in Market Based RSUs are as follows:

Number of Market Based RSUs
Balance at December 31, 2020	13,317,712
Granted	—
Released	—
Cancelled	—

Balance at March 31, 2021	13,317,712

Stock Compensation Expense
The following table presents the impact of stock-based compensation expense on the consolidated statements of operations for the three months ended March 31, 2021 and 2020:

	Three Months Ended March 31,
	2021	2020
Research and development	$10,322	$359
Selling, general, and administrative	39,944	954

Total stock-based compensation expense	$50,266	$1,313

As of March 31, 2021, total unrecognized compensation expense was as follows:

Unrecognized compensation expense
Options	$1,819
Market Based RSUs	254,234
RSUs	145,574

Total unrecognized compensation expense at March 31, 2021	$401,627

11. Stock-Based Compensation Expense
2017 and 2020 Stock Plans
Legacy Nikola’s 2017 Stock Option Plan (the “2017 Plan”) provides for the grant of incentive and nonqualified options to purchase Legacy Nikola common stock to officers, employees, directors, and consultants of Legacy Nikola. Options are granted at a price not less than the fair market value on the date of grant and generally become exercisable between one and four years after the date of grant. Options generally expire ten years from the date of grant. Outstanding awards under the 2017 Plan continue to be subject to the terms and conditions of the 2017 Plan.
Each Legacy Nikola option from the 2017 Plan that was outstanding immediately prior to the Business Combination, whether vested or unvested, was converted into an option to purchase a number of shares of common stock (each such option, an “Exchanged Option”) equal to the product (rounded down to the nearest whole number) of (i) the number of shares of Legacy Nikola common stock subject to such Legacy Nikola option immediately prior to the Business Combination and (ii) the Exchange Ratio, at an exercise price per share (rounded up to the nearest whole cent) equal to (A) the exercise price per share of such Legacy Nikola option immediately prior to the consummation of the Business Combination, divided by (B) the Exchange Ratio. Except as specifically provided in the Business Combination Agreement, following the Business Combination, each Exchanged Option will continue to be governed by the same terms and conditions (including vesting and exercisability terms) as were applicable to the corresponding former Legacy Nikola option immediately prior to the consummation of the Business Combination. All stock option activity was retroactively restated to reflect the Exchanged Options.
At the Company’s special meeting of stockholders held on June 2, 2020, the stockholders approved the Nikola Corporation 2020 Stock Incentive Plan (the “2020 Plan”) and the Nikola Corporation 2020 Employee Stock Purchase Plan (the “2020 ESPP”). The 2020 Plan and the 2020 ESPP were previously approved, subject to stockholder approval, by the Company’s board of directors on May 6, 2020. The aggregate number of shares authorized for issuance under the 2020 Plan will not exceed 42,802,865, plus the number of shares subject to outstanding awards as of the closing of the Business Combination under the 2017 Plan that are subsequently forfeited or terminated. In addition, the shares authorized for the 2020 Plan may be increased on an annual basis for a period of up to ten years, beginning with the fiscal year that begins January 1, 2021, in an amount equal up to 2.5% of the outstanding shares of common stock on the last day of the immediately preceding fiscal year. The aggregate number of shares available for issuance under the 2020 ESPP is 4,000,000, which may be increased on an annual basis of up to 1.0% of the outstanding shares of common stock as of the first day of each such fiscal year.
The 2020 Plan provides for the grant of incentive and nonqualified stock option, restricted stock units (“RSUs”), restricted share awards, stock appreciation awards, and cash-based awards to employees, outside directors, and consultants of the Company. The 2020 Plan and the 2020 ESPP became effective immediately upon the closing of the Business Combination. No offerings have been authorized to date by the Company’s board of directors under the ESPP.
Common Stock Valuation
Prior to the completion of the Business Combination the fair value of Legacy Nikola common stock that underlies the stock options was determined by Legacy Nikola’s board of directors based upon information available at the time of grant. Because such grants occurred prior to the exchange of Legacy Nikola common stock into the Company’s common stock, Legacy Nikola’s board of directors determined the fair value of Legacy Nikola common stock with assistance of periodic valuation studies from an independent third-party valuation firm. The valuations were consistent with the guidance and methods outlined in the AICPA Practice Aid,
Valuation of Privately-Held-Company Equity Securities Issued as Compensation, or AICPA Practice Aid.
Stock Option Valuation
The Company utilizes the Black-Scholes option pricing model for estimating the fair value of options granted, which requires the input of highly subjective assumptions.
The Company calculates the fair value of each option grant on the grant date using the following assumptions:
Expected Term
—The Company uses the simplified method when calculating expected term due to insufficient historical exercise data.
Expected Volatility
—As the Company’s shares have limited history, the volatility is based on a benchmark of comparable companies within the automotive and energy storage industries.
Expected Dividend Yield
—The dividend rate used is zero as the Company does not have a history of paying dividends on its common stock and does not anticipate doing so in the foreseeable future.
Risk-Free Interest Rate
—The interest rates used are based on the implied yield available on U.S. Treasury zero-coupon
issues with an equivalent remaining term equal to the expected life of the award.

	Years Ended December 31,
	2020	2019	2018
Exercise price	$1.05 – $9.66	$1.05 – $3.58	$1.05
Risk-free interest rate	0.1% – 1.7%	1.4% – 2.7%	2.3% – 3.0%
Expected term (in years)	0.2 – 6.3	5.0 – 6.3	4.6 – 6.2
Expected dividend yield	—	—	—
Expected volatility	70.0% – 85.8%	70.0% – 85.1%	70%
Performance Based Stock Options
As of December 31, 2020, 2019, and 2018, the outstanding performance-based options (“PSUs”) issued by the Company were 5,090,182, 5,153,485 and 5,628,735, respectively. No PSUs were granted in fiscal year 2020. As of December 31, 2018, the performance-based provision was achieved for all of the outstanding performance-based award and the Company began recognizing expense related to these PSUs in 2018. The weighted-average grant date fair value of these stock options was $0.63 in the years ended December 31, 2020, 2019, and 2018.
The 5,090,182, 5,153,485, and 5,628,735 PSUs outstanding as of December 31, 2020, 2019 and 2018, does not include PSUs issued by a related party. See Note 8,
Related Party Transactions,
for additional information regarding the related party PSUs.
Stock Option Activity
Changes in stock options are as follows:

	Options	Weighted Average Exercise Price Per share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2017	18,260,484	$1.58	9.35	$—
Granted	25,791,263	1.05
Exercised	—	—
Cancelled	18,260,484	1.58

Outstanding at December 31, 2018	25,791,263	$1.05	9.54	$24,720
Granted	14,553,811	1.14
Exercised	1,266	1.05
Cancelled	330,983	1.06

Outstanding at December 31, 2019	40,012,825	$1.08	8.78	$99,999
Granted	1,582,496	5.31
Exercised	8,716,423	1.13
Cancelled	349,674	1.31

Outstanding at December 31, 2020	32,529,224	$1.28	7.82	$454,668

Vested and exercisable as of December 31, 2020	30,868,124	$1.23	7.79	$433,198

The option activity above does not include the PSUs issued by the related party. The weighted-average grant date fair value of stock options issued for the years ended December 31, 2020, 2019 and 2018 were $6.92, $0.75 and $0.39, respectively.
There were 8,716,423 and 1,266 stock options exercised during the years ended December 31, 2020 and 2019, respectively, and the total intrinsic value of stock options exercised was $132.7 million during 2020. The total intrinsic value of stock options exercised in 2019 was immaterial. There were no stock options exercised during 2018. The fair value of stock options vested for the years ended December 31, 2020, 2019, and 2018 was $27.0 million, $4.3 million, and $4.0 million, respectively.
As a result of the Business Combination, vesting of certain stock options and performance-based options accelerated in accordance with terms of the related award agreements, resulting in additional stock-based compensation expense of $8.1 million in the second quarter of 2020.
Restricted Stock Units
In June 2020, in connection with the closing of the Business Combination, the Company granted time-based RSUs to several executive officers and directors of the Company. The RSUs have a vesting cliff of one year for directors and three years for executive officers after the grant date. Additionally, during 2020, the Company granted time-based RSUs to various employees that vest semi-annually over a three year period or cliff vest over a three or six month period. In addition, for certain technical engineering employees the awards cliff vest after a three year period or vest on the achievement of certain operational milestones. The following table summarizes 2020 RSU activity:

	Number of RSUs	Weighted-Average Grant Date Fair Value
Balance at December 31, 2019	—	$—
Granted	5,287,795	31.5
Released	194,306	43.3
Cancelled	66,958	24.9

Balance at December 31, 2020	5,026,531	$31.2

During the third quarter of 2020, the Company entered into a separation agreement with its former Executive Chairman which resulted in a modification of his time-based RSUs. Prior to the modification, the RSUs were not likely to vest and as a result $0.5 million of previously recorded stock-based compensation expense was reversed during 2020. Subsequent to modification, the RSUs were considered fully vested and the Company recorded stock-based compensation of $16.5 million during the third quarter of 2020.
The fair value of RSUs is based on the closing price of the Company’s common stock on the grant date.
Market Based RSUs
During 2020, in connection with the closing of the Business Combination, the Company granted market based restricted stock unit awards (“Market Based RSUs”) to several executive officers of the Company. The Market Based RSUs contain a stock price index as a benchmark for vesting. These awards have three milestones that each vest depending upon a consecutive
20-trading
day stock price target of the Company’s common stock. The shares vested are transferred to the award holders upon the completion of the requisite service period of three years, and upon achievement certification by the Company’s board of directors. If the target price for the tranche is not achieved by the end of third anniversary of the grant date, the Market Based RSUs are forfeited.
The grant date fair value of the Market Based RSUs was determined using a Monte Carlo simulation model that utilizes significant assumptions, including volatility, that determine the probability of satisfying the market condition stipulated in the award to calculate the fair value of the award. The following assumptions were used to determine the grant date fair value for these Market Based RSUs:

Year Ended December 31, 2020
Risk-free interest rate	0.2% – 0.3%
Expected volatility	70.0% – 85.0%
The total grant date fair value of the Market Based RSUs was determined to be $485.1 million and is recognized over the requisite service period.
During 2020, 4,859,000 Market Based RSUs originally issued to the Company’s former Executive Chairman were cancelled as a part of the former Executive Chairman’s separation agreement and $3.5 million of previously recorded stock-based compensation was reversed. The following table summarizes 2020 market-based RSU activity:

	Number of Market Based RSUs	Weighted-Average Grant Date Fair Value
Balance at December 31, 2019	—	—
Granted	18,176,712	26.7
Released	—	—
Cancelled	4,859,000	28.5

Balance at December 31, 2020	13,317,712	26.0

Stock-Based Compensation Expense
The following table presents the impact of stock-based compensation expense on the consolidated statements of operations for the years ending December 31, 2020, 2019 and 2018, respectively:

	Years Ended December 31,
	2020	2019	2018
Research and development	$15,862	$653	$513
Selling, general, and administrative	122,129	4,205	3,330

Total stock-based compensation expense	$137,991	$4,858	$3,843

As of December 31, 2020, total unrecognized compensation expense and remaining weighted-average recognition period related to outstanding share-based awards were as follows:

	Unrecognized compensation expense	Remaining weighted- average recognition period (years)
Options	$2,297	1.8
Market Based RSUs	283,035	2.5
RSUs	111,952	2.6

Total unrecognized compensation expense at December 31, 2020	$397,284